Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	May 31, 2022
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 20, 2023
Effective Date	dei_DocumentEffectiveDate	Jun. 20, 2023
Prospectus Date	rr_ProspectusDate	Jun. 19, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A